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                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549


                                  FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

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1.  Name and address of Issuer:

         SIFE Trust Fund
         490 North Wiget Lane
         Walnut Creek, CA 94598

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2.  Name of each series or class of funds for which this notice is filed:

         Participating Agreements representing units of beneficial interest in the Trust Fund

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3.  Investment Company Act File No.:

         Securities Act File No.: 2-17277

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4.  Last day of fiscal year for which this notice is filed:

         December 31, 1995

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5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
    24f-2 declaration:      / /

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6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):  Not applicable

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7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None

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8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None

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9.  Number and aggregate sale price of securities sold during the fiscal year:

         $47,981,063

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

         $47,981,063

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11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

         $86,574,465

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12. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                          $47,981,063

    (ii)   Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                          $86,574,465

   (iii)   Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):                  $47,030,017

    (iv)   Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):          not applicable

     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           (line (i) plus line (ii) less line (iii), plus
           line (iv), if applicable):                               $87,525,509
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                                                                    -----------
    (vi)   Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or         0.0003448
           regulation (see instruction C.8):                          (1/2900)

   (vii)   Fee due (line (i) or line (v) multiplied by
           line (vi)):                                                  $30,179
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                                                                        -------

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13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
    informal and Other Procedures (17 C.F.R. 202.3a)       /X/

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         February 23, 1996


                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By _______________________              Date: __________________________
      Sam A. Marchese
      President & CEO